Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Recoverable amount of asset or cash-generating unit	$ 26,858,000
Impairment charges	27,902,000	$ 24,940,000	$ 25,768,000
Reversal of impairment	(12,161,000)
Percentage Reduction Of Recoverable Amount of Pierrefitte Emalahleni		10.00%
Selma
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges			21,008,000
Alloy
Disclosure of impairment loss and reversal of impairment loss [abstract]
Carrying value	53,704,000
Recoverable amount of asset or cash-generating unit	44,192,000
Impairment charges	$ 9,512,000	$ 2,479,000
Post Tax Discount Rate	10.27%
Long-Term Growth rate	2.21%	2.30%
Pre-tax discount rate		13.60%
Boo
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	$ 5,541,000		1,570,000
Cee-Dumbria
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	1,808,000	$ 3,646,000	3,619,000
Polokwane
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	372,000	12,953,000
Puertollano
Disclosure of impairment loss and reversal of impairment loss [abstract]
Carrying value	22,538,000	26,870,000
Recoverable amount of asset or cash-generating unit		21,058,000
Impairment charges		5,862,000
Impairment Loss Adjustments.		$ 5,812,000
Dunkirk
Disclosure of impairment loss and reversal of impairment loss [abstract]
Long-Term Growth rate		2.30%
Pre-tax discount rate		15.60%
Monzon [member]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	2,130,000
Pierrefite [member]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges	$ 8,539,000
Others
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of impairment			$ (429,000)
Minimum | Alloy
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin	(10.80%)	(3.20%)
Minimum | Dunkirk
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin		0.70%
Maximum | Alloy
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin	31.90%	23.00%
Maximum | Dunkirk
Disclosure of impairment loss and reversal of impairment loss [abstract]
EBITDA Margin		19.20%
Other financial liabilities
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment pledged as security		$ 42,277,000
Industrial equipment | Minimum | Puertollano
Disclosure of impairment loss and reversal of impairment loss [abstract]
Estimate cost to dispose based on asset category	15.00%
Industrial equipment | Maximum | Puertollano
Disclosure of impairment loss and reversal of impairment loss [abstract]
Estimate cost to dispose based on asset category	100.00%